Segment Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jul. 02, 2016 segment	Jan. 02, 2016 Segment
Summit Materials, LLC [Member]
Segment Reporting Information [Line Items]
Number of operating segments	3	3